7. RECEIVABLES	9 Months Ended
Sep. 30, 2014
Receivables [Abstract]
RECEIVABLES

7.   RECEIVABLES

The Company operates three reportable business segments: Real Estate Leasing, Wholesale Supply, and Finance, Consulting and Ancillary Services. Real Estate Leasing owns, operates, and leases warehouse and office space to tenants. The Company’s Wholesale Supply segment primarily serves as reseller of packaging products and supplies to retail and manufacturing companies. Inventory for the Wholesale Supply segment is primarily comprised of packaging products for retailers and materials for manufacturers and there was no reserve for excess and obsolete inventory at September 30, 2014. The Company’s Finance, Consulting and Ancillary Services segment provides business advice and management services.

Receivables consist of the following at September 30, 2014. (There were no comparable amounts at December 31, 2013.):

September 30, 2014
(unaudited)
Tenant receivable, current	$16,282
Tenant receivable, non-current	17,316
Receivables	33,598
Less: Allowance for doubtful accounts	-
Receivables, net	$33,598

Tenant rental income invoiced but not earned was $17,713 and $0 for the three months ended September 30, 2014 and 2013 , respectively. Tenant rental income earned but not invoiced was $17,316 and $0 for the nine months ended September 30, 2014 and 2013, respectively. During the three months and nine month periods ended September 30, 2014, the Company wrote-off the remaining consulting services receivable balance of $33,600 and $60,000, respectively, due to the mutual cancellation of the consulting contract.

The following discloses scheduled tenant receipts for the remainder of 2014, the next five fiscal years, and thereafter (see Note 18):

Scheduled Tenant Receipts
Remainder of 2014	$46,477
2015	148,205
2016	110,536
2017	112,753
2018	115,008
2019	117,308
Thereafter	246,203
Total scheduled rental receipts	$896,490